UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                   FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03.31.2011
                                               ----------

Check here if Amendment |_|: Amendment Number: __________
 This Amendment (Check only one.):   |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: INCA Investments, LLC
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Address: 8950 SW 74 Court Suite 1601
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         Miami, Fl 33156
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Form 13F File Number: 028-14407

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mercedes Pinto
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Title: CCO
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Phone: (305) 670-2289
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Signature, Place, and Date of Signing:

Mercedes Pinto		      Miami, Florida    	      05/05/2011
----------------------       ------------------               ----------
   (Signature)                 (City, State)                    (Date)

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                0
                                         ---------------------------
Form 13F Information Table Entry Total:                          15
                                         ---------------------------
Form 13F Information Table Value Total:                      146,139 (thousands)
                                         ---------------------------

                           FORM 13F INFORMATION TABLE

                                                                                                       VOTING AUTHORITY
                                                         VALUE     SHARES/ SH/ PUT/ INVSTMT  OTHER   -----------------------
        NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS   SOLE  SHARED   NONE
------------------------------  -------------- --------- -------- -------- --- ---- ------- -------- ------- ------ --------
America Movil SAB De CV         ADR	        0236W105    19114   329125 SH	    Sole              329125
Banco Bradesco SA               ADR            059460303    12159   586999 SH       Sole              586999
Banco Macro SA         		ADR	       05961W105     3421    85450 SH	    Sole               85450
Banco Santander Chile New       ADR            05965X109    12358   142587 SH       Sole              142587
Bancolombia SA                  ADR            05968L102     1711    27300 SH       Sole               27300
Companhia Cervecerias Unidas SA ADR            204429104    14818   395821 SH       Sole              395821
Copa Holdings SA                CLA            P31076105     2382    45115 SH       Sole               45115
Credicorp Ltd                   COM            G2519Y108    23724   226135 SH       Sole              226135
Desarrolladora Homex SA DE      ADR            25030W100    17821   654172 SH       Sole              654172
Embotelladora Andina            ADR            29081P303     1564    53457 SH       Sole               53457
Fomento Economico Mexicano      ADR            344419106     3576    61000 SH       Sole               61000
Grupo Televisa SA De CV         ADR            40049J206    25189  1026767 SH       Sole             1026767
Itau Unibanco Hdg SA            ADR            465562106     4466   186500 SH       Sole              186500
Petroleo Brasileiro SA          ADR            71654V408     3214    79500 SH       Sole               79500
Vale SA                         ADR            91912E105      622    18900 SH       Sole               18900